Victory Funds

Victory High Yield VIP Series (the "Fund")

Supplement dated March 19, 2021

to the Prospectus and Summary Prospectus dated May 1, 2020 ("Prospectus"), as supplemented

1.Effective March 15, 2021, references in the Prospectus to Kevin Booth and Paul Gillin as portfolio managers for the Fund are removed. Andrew Liggio is added as a portfolio manager.

2.Mr. Liggio's information is added under "Portfolio Managers" in the Summary section of the Prospectus as follows:

	Title	Tenure with the Fund
Andrew Liggio	Portfolio Manager	Since March 2021

3.The following disclosure is added under "Portfolio Management" in the section of the Prospectus entitled, "Organization and Management of the Fund:"

Andrew Liggio has co-managed the Fund since March 2021. He is a managing director and head of the high yield and bank loan portfolio management group at Guardian Life. Before joining Guardian Life in 2016, he was a partner and analyst at Castle Hill Asset Management. He began his career as an auditor at Arthur Andersen and a credit assistant at The Bank of New York. Mr. Liggio holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the New York Society of Security Analysts.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory High Yield VIP Series (the "Fund")

Supplement dated March 19, 2021

to the Statement of Additional Information dated May 1, 2020 ("SAI"), as supplemented

1.Effective March 15, 2021, Kevin Booth and Paul Gillin are no longer Portfolio Managers of the Fund. References to Kevin Booth and Paul Gillin as portfolio managers for the Fund are hereby removed from the SAI. Andrew Liggio will be added as a Portfolio Manager of the Fund.

2.Mr. Liggio's information as of March 17, 2021 is added to the "Portfolio Managers" section on page 52 of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts:	Investment	Investment	Accounts:
Manager	Companies:	Vehicles:	# of Accts/	Companies:	Vehicles:	# of Accts/
	# of Accts/	# of Accts/	Total Assets	# of Accts/	# of Accts/	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Andrew	5/$1,894.4	1/$2,277.0	1/$2,322.0 0/$0	0/$0	0/$0
Liggio

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.